John Hancock Small Cap Equity Fund (the “Fund”)

Supplement dated 4-29-13 to the Summary Prospectuses

Christopher J. O’Brien, CFA, CMT no longer serves as a portfolio manager of the Fund. Accordingly, all references to Christopher J. O’Brien as a portfolio manager on the investment management team of the Fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.

The other portfolio managers of the Fund, Daniel H. Cole, CFA, Thomas L. Holman and Robert P. Shea, CFA, continue to manage the Fund.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.

John Hancock Small Cap Equity Fund (the “Fund”)

Supplement dated 4-29-13 to the Prospectuses and Statement of Additional Information

Christopher J. O’Brien, CFA, CMT no longer serves as a portfolio manager of the Fund. Accordingly, all references to Christopher J. O’Brien as a portfolio manager on the investment management team of the Fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the Fund.

The other portfolio managers of the Fund, Daniel H. Cole, CFA, Thomas L. Holman and Robert P. Shea, CFA, continue to manage the Fund.

You should read this Supplement in conjunction with the Prospectuses and Statement of Additional Information, as applicable, and retain it for future reference.